Share-Based Arrangements	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-Based Arrangements

Note 15. Share-Based Arrangements

Restricted Shares and Restricted Stock Units

Prior to the Reorganization, Arcline Engineered Polymer Topco, L.P., Hawkeye TopCo, L.P., Connector TopCo, L.P., and Ovation TopCo, L.P. established Management Equity Plans (the “ME Plans”), Growth Participation Plans (“GPP”) and the Value Creation Bonus (“VCB”) Plan, under which the Board of Directors of each entity’s plan had the authority to grant Management Incentive Units (“MIUs”), Growth Participation Units (“GPUs”) and VCBs, respectively.

In connection with the Reorganization, outstanding unvested equity awards were converted into RSAs or RSUs with respect to Class A common stock. The RSAs and RSUs are subject to service-based vesting conditions. Any performance-based vesting conditions that previously existed were eliminated upon the Reorganization. The Company accounted for the conversion of the equity awards as a modification under ASC 718 and recognized incremental expense for vested awards of $73,103 for the three and six months ended June 30, 2026 recognized within Selling, general and administrative expenses in the Condensed Consolidated Statements of Operations.

Vesting for the RSAs generally occurs as follows: (i) the portion subject to the original service-based vesting condition will continue to vest over the respective original vesting schedule, and (ii) the portion previously subject to the performance-based vesting condition will vest over three years beginning on the later of the one-year anniversary of the IPO or the three-year anniversary of the applicable vesting commencement date. Vesting for the RSUs, which were previously subject to performance-based vesting conditions, will vest over two years beginning on the one-year anniversary of the IPO.

As of June 30, 2026, the Company had 10,414,021 unvested RSAs and RSUs outstanding. Total unrecognized compensation expense related to the unvested RSAs and RSUs issued was $239,019, which is expected to be recognized over a weighted-average period of 2.5 years.

Convertible Common Stock

The grant-date fair value of the convertible common stock was $129,680, which is recognized as compensation expense on a straight-line basis over the derived service period of five years, based on the timing to achieve the outcome under the optimal scenario determined by the valuation. For the three and six months ended June 30, 2026, the Company recognized $5,403 of share-based compensation expense. As of June 30, 2026, there was $124,277 of total unrecognized compensation expense related to the convertible common stock, which is expected to be recognized over 4.8 years.

2026 Omnibus Plan

In connection with the IPO, the Company’s board of directors and stockholders approved the Arxis, Inc. 2026 Omnibus Incentive Plan (the “2026 Omnibus Plan”) for the purpose of granting long-term equity incentive awards to the Company’s employees, consultants and non-employee directors. The 2026 Omnibus Plan authorizes the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, and other stock-based awards. A total of 58,998,448 shares of the Company’s Class A common stock were reserved for issuance under the 2026 Omnibus Plan. Starting in 2027, the number of shares available for issuance under the 2026 Omnibus Plan will be increased automatically on the first day of each fiscal year, by a number of shares of Class A common stock equal to the lesser of (i) 5% of the outstanding number of shares of all classes of common stock (on a fully diluted basis) on the last day of the immediately preceding fiscal year, and (ii) a lower number of shares as may be determined by the compensation committee.

As of June 30, 2026, 58,905,086 shares remained available for future issuance.

Employee Stock Purchase Plan

In connection with the IPO, the Company's board of directors and stockholders approved the Arxis, Inc. Employee Stock Purchase Plan (the "ESPP") for the purpose of providing the Company's employees with an opportunity to acquire an interest in the Company through the purchase of shares of Class A common stock. The ESPP has two components, one which is intended to qualify as an "employee stock purchase plan" under Section 423 of the Internal Revenue Code and one which is not intended to so qualify.

The ESPP enables eligible employees to purchase shares of Class A common stock through accumulated payroll deductions at a discounted price equal to 85% of the fair market value of a share of Class A common stock on the purchase date. Each offering period is expected to have a duration of six months, and the maximum number of shares that may be purchased by a participant during a single offering period may not exceed 5,000 shares.

A total of 3,694,208 shares of Class A common stock were reserved for issuance under the ESPP. The number of shares reserved for issuance under the ESPP will increase on the first day of each fiscal year following April 17, 2026 by a number equal to the lesser of (i) 1.00% of the outstanding number of shares of all classes of common stock on the last day of the immediately preceding fiscal year and (ii) such number of shares determined by the compensation committee in its discretion, subject to a maximum of 100,000,000 shares. As of June 30, 2026, 3,694,208 shares remained available for future issuance under the ESPP.

As of June 30, 2026, no amounts have been withheld on behalf of employees for a future purchase under the ESPP and no shares of Class A common stock have been purchased under the ESPP as the first offering period had not yet commenced.